Registration Nos. 333-39133

811-06241

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 68	☒

(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street

Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip Code)

(617) 449-2810

(Registrant’s Telephone Number, including Area Code)

Copy to:

Coleen Downs Dinneen, Esq. Natixis Distribution, L.P. 399 Boylston Street Boston, Massachusetts 02116	John M. Loder, Esq. Ropes & Gray One International Place Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LOOMIS SAYLES FUNDS II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 65 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of February, 2013.

LOOMIS SAYLES FUNDS II

By:	/S/ DAVID L. GIUNTA
David L. Giunta President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ DAVID L. GIUNTA	President and Trustee	February 22, 2013
David L. Giunta

/S/ MICHAEL C. KARDOK	Treasurer	February 22, 2013
Michael C. Kardok

CHARLES D. BAKER*	Trustee	February 22, 2013
Charles D. Baker

ROBERT J. BLANDING*	Chief Executive Officer and Trustee	February 22, 2013
Robert J. Blanding

DANIEL M. CAIN*	Trustee	February 22, 2013
Daniel M. Cain

KENNETH A. DRUCKER*	Trustee	February 22, 2013
Kenneth A. Drucker

EDMOND J. ENGLISH*	Trustee	February 22, 2013
Edmond J. English

JOHN T. HAILER*	Trustee	February 22, 2013
John T. Hailer

WENDELL J. KNOX*
Wendell J. Knox	Trustee	February 22, 2013

MARTIN T. MEEHAN*
Martin T. Meehan	Trustee	February 22, 2013

SANDRA O. MOOSE*
Sandra O. Moose	Trustee, Chairperson of the Board	February 22, 2013

ERIK SIRRI*
Erik Sirri	Trustee	February 22, 2013

PETER SMAIL*
Peter Smail	Trustee	February 22, 2013

CYNTHIA L. WALKER*
Cynthia L. Walker	Trustee	February 22, 2013

*By:	/S/ COLEEN DOWNS DINEEN
Coleen Downs Dinneen Attorney-In-Fact (a),(b),(c),(d),(e),(f),(g)(h)

February 22, 2013

(a)

Powers of Attorney for Robert J. Blanding, Daniel M. Cain, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 37 to the Registration Statement filed on December 2, 2004.

(b)	Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 39 to the Registration Statement filed on December 2, 2005.

(c)	Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 50 to the Registration Statement filed on July 17, 2008.

(d)	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 55 to the Registration Statement filed on November 23, 2009.

(e)	Powers of Attorney for Erik Sirri and Peter Smail are incorporated by reference to exhibits (q)(5) and (q)(6) to PEA No. 56 to the Registration Statement filed on January 28, 2010.

(f)	Power of Attorney for Charles D. Baker is incorporated by reference to exhibit (q)(7) to PEA No. 57 to the Registration Statement filed on January 28, 2011.

(g)	Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(9) to PEA No. 63 to the Registration Statement filed on November 29, 2012.

(h)	Power of Attorney for Edmond. J. English is incorporated by reference to exhibit (q)(10) to PEA No. 64 to the Registration Statement filed on January 28, 2013.

Loomis Sayles Funds II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase